Segmented Information - Disclosure Of Detailed Information About Noncurrent Assets By Jurisdiction (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total non-current assets	$ 2,025,807	$ 690,694
Mexico [member]
Disclosure of operating segments [line items]
Total non-current assets	919,464
Brazil [member]
Disclosure of operating segments [line items]
Total non-current assets	686,804	310,241
United States [member]
Disclosure of operating segments [line items]
Total non-current assets	391,525	347,784
Canada [member]
Disclosure of operating segments [line items]
Total non-current assets	$ 28,014	$ 32,669